LONG-TERM DEBT (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013
Debt Instrument [Line Items]
Deferred financing	$ 1.2	$ 0.8
2013 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 60.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150.0
Maturity date	Mar. 16, 2020